Note 4 - Investment In Associate	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
4.	INVESTMENT IN ASSOCIATE

On January 31, 2025, as a result of the spin-out (Note 17) the Company received 5,152,557 shares of Rio Grande, a publicly traded company, representing a 19.95% interest in Rio Grande, at a fair value of $489,493. At March 31, 2025, 5,152,557 shares represented a 19.95% interest in Rio Grande. As a result of the share ownership in conjunction with other factors (including a common CEO and director) it was determined that the Company exercised significant influence over Rio Grande and accounted for its investment in Rio Grande using the equity method.

Summary statement of financial position of Rio Grande as at March 31, 2025:

As at March 31, 2025

Cash	$531,375
Other current assets	14,935
Long-term exploration assets	3,189,002
Short-term accounts payable and accrued liabilities	(717,444)
Royalty payable	(367,784)
Long-term tax penalty payable	(207,350)
Long-term notes payable	(1,197,450)
Long term derivative liability	(5,647)

Net assets	$1,239,637

Summary statement of loss and comprehensive loss of Rio Grande for:

	For the period from April 1, 2025 to June 17, 2025	For the period from February 1, 2025 to March 31, 2025

Loss from operations	$(220,302)	$(530,140)
Net loss and comprehensive loss	$(220,302)	$(530,140)

At June 17, 2025, the Company owned 5,152,557 shares representing a 12.12% interest ( March 31, 2025 – 19.95% interest) in Rio Grande. As a result of a dilution, the share ownership in conjunction with other factors, it was determined that the Company no longer exercises significant influence over Rio Grande and derecognized the investment in associate resulting in a gain on investment in marketable securities of $1,497,878, calculated as the difference between the fair market value of the shares held at the time of derecognition, based on the quoted market price of $1,854,921, and the total of the carrying value of the investment in associate immediately prior to derecognition of ($357,043).

Investment in associate

Balance as at March 31, 2024	$-
Value of shares received on spinout (Note 17)	489,493
Equity share of loss	(105,760)
Balance as at March 31, 2025	383,733
Equity share of loss through June 17, 2025	(26,690)
Derecognition of investment to profit and loss due to loss of significant influence	(357,043)

Balance as at March 31, 2026	$-

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)